FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-23309

Date of Notification: September 17, 2018

2.	Exact name of Investment Company as specified in registration statement:

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND

3.	Address of principal executive office:

444 West Lake Street, Suite 1700

Chicago, IL 60606

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Robert A. Watson

Robert A. Watson

Principal Executive Officer

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT

FUND — Repurchase Offer Notice

This notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

September 17, 2018

Dear Shareholder:

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from the Fund may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on September 17, 2018 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on October 22, 2018. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. For informational purposes, on September 14, 2018, the net asset values per share of the Fund’s outstanding share was $24.82.

If you intend to sell your shares during this repurchase offer period, please read the enclosed documents.

You should also consider the following:

■	Determine if your account is held with your financial advisor or directly with Destra Capital Investments LLC (“DCI”). If you are unsure if your account is held directly with DCI or with your financial advisor, please review your most recent account statement.

•	If your statement is from your financial advisor, you must contact your financial advisor for assistance because there may be different requirements for making a repurchase request during the repurchase offer period.

•	If your statement is from DCI, you may either contact your financial advisor or you can contact a Client Services representative at 844-9DESTRA (933-7872).

■	If you wish to sell any of your Fund shares during this repurchase offer period, all requests must be received in good order prior to the close of the New York Stock Exchange on October 22, 2018.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form if you have any questions or contact a Client Services representative at 844-9DESTRA (933-7872). The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with any subsequent quarterly repurchase offers.

Sincerely,

Destra International & Event-Driven Credit Fund

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Destra International & Event-Driven Credit Fund Repurchase Offer Terms

1.	The Offer. Destra International & Event-Driven Credit Fund (the “Fund”) is offering to repurchase for cash up to 5 percent (5%) of the aggregate of its issued and outstanding shares (“Shares”) of beneficial interest (such amount, the “Repurchase Offer Amount”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the repurchase pricing date (described below). The Offer is being made upon the terms and conditions set forth in this Repurchase Offer Terms, the Destra International & Event-Driven Credit Fund - Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2.	Net Asset Value. The Net Asset Values of the Fund’s Shares on September 14, 2018 was $24.82. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different.) The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call a Client Services representative at 844-9DESTRA (933-7872) for current NAV information. The shares of the Fund are not traded on any organized market or stock exchange.

3.	Repurchase Request Offer Period and Repurchase Request Deadline. This quarter’s Offer begins on September 17, 2018. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, UMB Fund Services Inc. (“UMBFS”) or the broker-dealer or other intermediary through which you hold your Shares, between September 17, 2018 and before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on October 22, 2018 (the “repurchase request deadline”). The Repurchase Request Deadline will be strictly observed.

4.	Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on October 22, 2018 (the "repurchase pricing date"). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven calendar days after the repurchase pricing date.

6.	Withdrawal Charges. The Fund does not currently charge any contingent deferred sales charges or any special handling or processing fees for repurchases of Shares. Your financial advisor or broker may charge a transaction fee in connection with submitting a repurchase request. Please check the Fund’s Prospectus and consult your financial advisor.

7.	Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may, but is not required to, increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all of the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

8.	Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier

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on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call a Client Services representative at 844-9DESTRA (933-7872) or contact your financial advisor.

9.	Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone the Offer only:

(a)	if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.	Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the repurchase. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the repurchase. Participating in the repurchase could involve federal, state and local tax consequences. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

11.	No Redemption Fee. No redemption fees will apply if you sell your Shares pursuant to the Fund’s quarterly repurchase program.

12.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular Shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit the Fund’s “Prospectus” page at www.destracapital.com, call a Client Services representative at 844-9DESTRA (933-7872), or contact your financial advisor.

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DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND

REPURCHASE OFFER REQUEST FORM

Repurchase Request Deadline: October 22, 2018	Repurchase Pricing Date: October 22, 2018

PARTS 1, 2, AND 3 MUST BE COMPLETED AND RECEIVED BY 3:00 P.M., CENTRAL TIME,
ON OCTOBER 22, 2018 FOR THE REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

Destra International & Event-Driven Credit Fund
c/o UMB Fund Services	FAX: (816) 860-3140
P.O. Box 2175	For Additional Information:
Milwaukee, WI 53201-2175	Phone: 1-855-386-3504

PART 1 — SHAREHOLDER NAME AND ADDRESS

Fund Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 — REQUEST TO REPURCHASE SHARES, PLEASE REPURCHASE THE FOLLOWING:

[  ] All of my Fund shares

-or-

[  ] A Portion of my Fund shares

Number of Shares (3 decimals): ________________

Payment for all shares repurchased will be made by wire to your bank account of record, unless otherwise noted below, no later than October 29, 2018

PART 3 — NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Account:
Account Number:

PART 4 — SIGNATURE(S)

Signature	Print Name (and Title if applicable)

Signature	Print Name (and Title if applicable)

Signature	Print Name (and Title if applicable)

IF REQUIRED, PLACE MEDALLION SIGNATURE GUARANTEE STAMP BELOW:

A SHAREHOLDER MAY WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE SHARES AT ANY
TIME PRIOR TO 3:00 P.M., CENTRAL TIME, ON OCTOBER 22, 2018 BUT NOT THEREAFTER.